May 14, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:         Office of Filings, Information & Consumer Service

Re:     Highland Funds II (“Trust”) (File Nos.033-51308 and 811-07142)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Supplement dated April 24, 2013 to the Prospectus dated February 1, 2013 as amended February 8, 2013 for the Highland International Equity Fund, a series of the Trust, as filed electronically via EDGAR with the Securities and Exchange Commission on April 24, 2013 (Accession No. 0001193125-13-170716).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	E. Powell

D. Norris